Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 30.2%
Industrial – 17.1%
Basic – 1.3%
Alpek SAB de CV 4.25%, 09/18/2029(a)	U.S.$	251	$249,196
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		2,250	2,049,258
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(a)		651	663,817
Dow Chemical Co. (The) 4.375%, 11/15/2042		87	97,040
DuPont de Nemours, Inc. 4.493%, 11/15/2025		1,085	1,245,027
Eastman Chemical Co. 3.80%, 03/15/2025		496	537,887
Glencore Funding LLC 4.125%, 05/30/2023(a)		502	535,830
GUSAP III LP 4.25%, 01/21/2030(a)		1,190	1,172,150
Inversiones CMPC SA 3.85%, 01/13/2030(a)		200	203,812
4.375%, 04/04/2027(a)		1,103	1,165,733
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		322	336,993
LYB International Finance BV 4.00%, 07/15/2023		330	357,773
LyondellBasell Industries NV 5.75%, 04/15/2024		996	1,143,796
Orbia Advance Corp. SAB de CV
4.00%, 10/04/2027(a)		750	770,625
4.875%, 09/19/2022(a)		365	382,337

			10,911,274

Capital Goods – 0.5%
General Electric Co. 0.875%, 05/17/2025	EUR	1,304	1,411,760
3.45%, 05/01/2027	U.S.$	1,271	1,300,169
United Technologies Corp. 3.95%, 08/16/2025		1,318	1,501,822
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		270	275,219

			4,488,970

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		216	241,523
Comcast Corp. 3.125%, 07/15/2022		17	17,947
4.15%, 10/15/2028		1,200	1,437,732

	Principal Amount (000)		U.S. $ Value

Cox Communications, Inc. 2.95%, 06/30/2023(a)	U.S.$	463	$486,474
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		1,256	1,268,560
3.24%, 06/03/2050(a)		1,022	1,031,494
Time Warner Cable LLC 4.00%, 09/01/2021		30	30,799
4.125%, 02/15/2021		733	740,550
4.50%, 09/15/2042		505	538,729
ViacomCBS, Inc. 3.375%, 02/15/2028		974	1,036,277
3.50%, 01/15/2025		83	90,433
3.70%, 06/01/2028		450	489,001
4.75%, 05/15/2025		1,253	1,431,878

			8,841,397

Communications - Telecommunications – 1.9%
AT&T, Inc. 3.40%, 06/15/2022-05/15/2025		5,040	5,527,609
3.60%, 07/15/2025		1,285	1,425,643
4.125%, 02/17/2026		1,370	1,557,813
4.35%, 03/01/2029		1,100	1,281,478
4.55%, 03/09/2049		985	1,161,808
7.00%, 10/01/2025		135	166,167
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		1,380	1,494,554
Verizon Communications, Inc. 3.00%, 03/22/2027		463	513,259
Vodafone Group PLC 3.75%, 01/16/2024		2,384	2,610,051

			15,738,382

Consumer Cyclical - Automotive – 0.7%
General Motors Co. 6.125%, 10/01/2025		278	312,400
6.80%, 10/01/2027		390	454,327
General Motors Financial Co., Inc. 4.30%, 07/13/2025		275	287,741
5.10%, 01/17/2024		1,398	1,497,607
5.20%, 03/20/2023		966	1,032,287
5.25%, 03/01/2026		600	653,886
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		891	910,121
Volkswagen Group of America Finance LLC 2.90%, 05/13/2022(a)		990	1,021,957

			6,170,326

Consumer Cyclical - Entertainment – 0.2%
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		566	581,514
11.50%, 06/01/2025(a)		1,019	1,057,100

			1,638,614

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.0%
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025	U.S.$	129	$140,186

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.50%, 11/15/2048		605	719,212

Consumer Cyclical - Retailers – 0.3%
AutoNation, Inc. 4.75%, 06/01/2030		1,056	1,146,436
Ralph Lauren Corp. 2.95%, 06/15/2030		593	608,910
Ross Stores, Inc. 4.60%, 04/15/2025		447	513,862
4.70%, 04/15/2027		233	270,362

			2,539,570

Consumer Non-Cyclical – 3.9%
AbbVie, Inc. 2.95%, 11/21/2026(a)		1,376	1,495,808
4.875%, 11/14/2048		932	1,215,794
Ahold Finance USA LLC 6.875%, 05/01/2029		120	166,510
Altria Group, Inc. 4.80%, 02/14/2029		323	376,909
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		900	1,074,123
5.55%, 01/23/2049		2,345	3,113,996
BAT Capital Corp. 3.215%, 09/06/2026		1,844	1,982,023
Baxalta, Inc. 3.60%, 06/23/2022		5	5,246
Becton Dickinson and Co. 3.734%, 12/15/2024		355	391,874
Biogen, Inc. 3.625%, 09/15/2022		11	11,686
4.05%, 09/15/2025		2,096	2,404,447
Cigna Corp. 3.40%, 03/01/2027(a)		2,395	2,644,631
3.75%, 07/15/2023		311	337,594
4.125%, 11/15/2025		1,278	1,465,572
4.375%, 10/15/2028		740	876,338
Coca-Cola Femsa SAB de CV 2.75%, 01/22/2030		636	665,017
CVS Health Corp. 3.625%, 04/01/2027		286	322,316
3.875%, 07/20/2025		500	560,845
4.10%, 03/25/2025		2,855	3,226,407
HCA, Inc. 5.25%, 06/15/2026		20	23,076
Kimberly-Clark Corp. 3.875%, 03/01/2021		35	35,817
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		469	474,862
Medtronic, Inc. 3.50%, 03/15/2025		820	924,460

	Principal Amount (000)		U.S. $ Value

Mylan NV 3.95%, 06/15/2026	U.S.$	1,720	$1,921,601
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		2,936	3,261,133
Sigma Alimentos SA de CV 4.125%, 05/02/2026(a)		221	231,083
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		1,378	1,534,155
Tyson Foods, Inc.
3.95%, 08/15/2024		1,211	1,341,049
4.00%, 03/01/2026		181	207,109
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026		296	317,845
Zoetis, Inc. 3.45%, 11/13/2020		479	482,712

			33,092,038

Energy – 4.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027		3,039	3,246,169
BP Capital Markets America, Inc. 3.194%, 04/06/2025		1,118	1,218,698
Cenovus Energy, Inc. 4.25%, 04/15/2027		1,028	930,690
ConocoPhillips Holding Co. 6.95%, 04/15/2029		85	118,714
Energy Transfer Operating LP
3.60%, 02/01/2023		100	103,687
3.75%, 05/15/2030		259	257,309
4.50%, 04/15/2024		231	250,369
4.65%, 06/01/2021		324	330,759
4.75%, 01/15/2026		1,425	1,554,988
5.50%, 06/01/2027		1,500	1,675,590
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023		251	268,758
Eni SpA 4.25%, 05/09/2029(a)		1,163	1,271,496
Enterprise Products Operating LLC
3.35%, 03/15/2023		95	100,725
5.20%, 09/01/2020		691	696,162
Exxon Mobil Corp. 1.571%, 04/15/2023		1,660	1,703,409
Husky Energy, Inc. 4.40%, 04/15/2029		2,231	2,228,791
Kinder Morgan Energy Partners LP 4.15%, 03/01/2022		260	272,756
Kinder Morgan, Inc. 5.00%, 02/15/2021(a)		645	658,648
Marathon Oil Corp.
3.85%, 06/01/2025		998	1,010,744
6.80%, 03/15/2032		1,800	1,919,016
Marathon Petroleum Corp.
4.50%, 05/01/2023		1,352	1,457,280
5.125%, 03/01/2021-12/15/2026		2,398	2,765,934

	Principal Amount (000)		U.S. $ Value

Newfield Exploration Co. 5.625%, 07/01/2024	U.S.$	805	$772,760
Noble Energy, Inc. 3.90%, 11/15/2024		1,197	1,201,824
ONEOK, Inc.
4.00%, 07/13/2027		1,720	1,745,164
4.35%, 03/15/2029		1,012	1,060,161
5.85%, 01/15/2026		696	795,521
Phillips 66 4.30%, 04/01/2022		131	138,994
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/2023		1,417	1,432,530
3.55%, 12/15/2029		383	371,629
3.60%, 11/01/2024		1,485	1,520,120
3.85%, 10/15/2023		650	674,277
4.50%, 12/15/2026		107	113,405
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027		811	905,684
Shell International Finance BV 2.375%, 04/06/2025		613	651,031
Spectra Energy Partners LP
3.50%, 03/15/2025		20	21,869
4.60%, 06/15/2021		145	148,957
Sunoco Logistics Partners Operations LP 4.00%, 10/01/2027		1,926	1,965,522
TransCanada PipeLines Ltd. 3.80%, 10/01/2020		10	10,075
Valero Energy Corp. 2.70%, 04/15/2023		943	978,645
Williams Cos., Inc. (The)
3.90%, 01/15/2025		30	32,759
4.125%, 11/15/2020		784	786,258
4.30%, 03/04/2024		725	792,708
4.50%, 11/15/2023		1,239	1,357,535

			41,518,120

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(a)		915	969,042

Services – 0.1%
Expedia Group, Inc.
6.25%, 05/01/2025(a)		111	117,926
7.00%, 05/01/2025(a)		406	425,216
Global Payments, Inc. 4.00%, 06/01/2023		564	611,145

			1,154,287

Technology – 1.8%
Analog Devices, Inc. 2.95%, 04/01/2025		140	151,460
Baidu, Inc. 3.425%, 04/07/2030		203	217,885
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		2,194	2,369,652

	Principal Amount (000)		U.S. $ Value

Broadcom, Inc.
4.11%, 09/15/2028(a)	U.S.$	1,165	$1,273,706
4.15%, 11/15/2030(a)		1,657	1,802,004
4.25%, 04/15/2026(a)		919	1,021,597
4.70%, 04/15/2025(a)		488	550,225
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		918	1,050,238
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020		20	20,124
Infor, Inc. 1.75%, 07/15/2025(a)		649	651,992
KLA Corp. 4.65%, 11/01/2024		1,265	1,448,577
Lam Research Corp. 2.80%, 06/15/2021		566	578,492
Leidos, Inc. 2.95%, 05/15/2023(a)		478	501,776
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/2025(a)		204	213,616
3.875%, 06/18/2026(a)		958	1,069,214
Oracle Corp. 2.50%, 04/01/2025		1,685	1,806,404
Seagate HDD Cayman 4.091%, 06/01/2029(a)		346	361,141

			15,088,103

Transportation - Airlines – 0.1%
Southwest Airlines Co. 4.75%, 05/04/2023		985	1,011,831

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036(a)		261	279,923
5.875%, 07/05/2034(a)		447	527,224

			807,147

Transportation - Services – 0.1%
Aviation Capital Group LLC
2.875%, 01/20/2022(a)		143	136,973
3.50%, 11/01/2027(a)		174	143,367
3.875%, 05/01/2023(a)		648	614,958
4.125%, 08/01/2025(a)		10	8,994
4.875%, 10/01/2025(a)		276	253,153

			1,157,445

			145,985,944

Financial Institutions – 12.6%
Banking – 10.3%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		269	296,804
AIB Group PLC
4.263%, 04/10/2025(a)		1,115	1,185,535
4.75%, 10/12/2023(a)		575	619,448

	Principal Amount (000)		U.S. $ Value

Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)	U.S.$	400	$444,044
Banco de Credito del Peru 3.125%, 07/01/2030(a)		1,210	1,199,824
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		668	731,059
Banco Santander SA
2.746%, 05/28/2025		600	620,946
3.49%, 05/28/2030		200	214,286
3.50%, 04/11/2022		600	621,990
5.179%, 11/19/2025		3,400	3,828,026
Bank of America Corp.
5.00%, 05/13/2021		10	10,394
5.875%, 01/05/2021		35	35,950
Series DD 6.30%, 03/10/2026(b)		335	371,461
Series L 3.95%, 04/21/2025		2,450	2,712,615
Series Z 6.50%, 10/23/2024(b)		524	561,372
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025		660	684,011
Series G 4.70%, 09/20/2025(b)		803	835,232
Banque Federative du Credit Mutuel SA 2.75%, 10/15/2020(a)		705	709,011
Barclays Bank PLC 6.86%, 06/15/2032(a)(b)		226	275,935
BBVA USA 2.875%, 06/29/2022		1,785	1,830,339
BNP Paribas SA 4.375%, 09/28/2025-05/12/2026(a)		2,375	2,617,731
BPCE SA 2.75%, 01/11/2023(a)		585	613,027
5.70%, 10/22/2023(a)		379	422,369
Capital One Financial Corp.
2.60%, 05/11/2023		808	843,560
3.30%, 10/30/2024		1,725	1,855,617
4.75%, 07/15/2021		90	93,830
Citigroup, Inc.
3.106%, 04/08/2026		1,279	1,374,925
3.875%, 03/26/2025		3,515	3,845,515
5.95%, 01/30/2023(b)		481	478,908
Commonwealth Bank of Australia 4.50%, 12/09/2025(a)		409	460,207
Cooperatieve Rabobank UA 3.95%, 11/09/2022		443	468,991
4.375%, 08/04/2025		1,869	2,101,896
Credit Agricole SA/London 3.25%, 10/04/2024(a)		364	391,027
3.375%, 01/10/2022(a)		680	703,610

	Principal Amount (000)		U.S. $ Value

Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/2023	U.S.$	1,440	$1,548,504
4.55%, 04/17/2026		1,095	1,259,370
Danske Bank A/S 3.875%, 09/12/2023(a)		1,744	1,847,681
Discover Bank 4.682%, 08/09/2028		386	388,775
Fifth Third Bancorp 3.50%, 03/15/2022		41	42,964
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021		1,483	1,492,106
3.50%, 04/01/2025		873	957,410
3.75%, 05/22/2025-02/25/2026		731	811,783
3.85%, 07/08/2024		3,365	3,695,880
5.75%, 01/24/2022		510	550,142
Series P 5.00%, 11/10/2022(b)		356	329,001
HSBC Bank USA NA 4.875%, 08/24/2020		680	684,386
HSBC Holdings PLC
4.041%, 03/13/2028		901	994,434
4.25%, 03/14/2024		1,610	1,735,870
4.292%, 09/12/2026		466	519,585
HSBC USA, Inc. 2.75%, 08/07/2020		300	300,672
ING Groep NV 6.875%, 04/16/2022(a)(b)		750	776,235
JPMorgan Chase & Co.
2.083%, 04/22/2026		1,167	1,212,933
3.22%, 03/01/2025		3,995	4,298,380
3.54%, 05/01/2028		968	1,081,285
3.625%, 05/13/2024		436	481,178
4.50%, 01/24/2022		45	47,752
4.625%, 05/10/2021		60	62,166
Lloyds Banking Group PLC 4.05%, 08/16/2023		250	271,515
Manufacturers & Traders Trust Co. 2.625%, 01/25/2021		1,000	1,010,340
Mastercard, Inc. 3.30%, 03/26/2027		663	752,366
Morgan Stanley
2.188%, 04/28/2026		696	725,343
3.737%, 04/24/2024		682	734,814
5.00%, 11/24/2025		699	821,479
7.25%, 04/01/2032		55	82,765
Series F 3.875%, 04/29/2024		335	370,185
Series G 3.75%, 02/25/2023		39	42,046
4.35%, 09/08/2026		1,815	2,089,246
5.50%, 07/28/2021		746	785,314
Nationwide Building Society 4.00%, 09/14/2026(a)		1,580	1,708,264
Royal Bank of Scotland Group PLC 8.625%, 08/15/2021(b)		1,810	1,873,839

	Principal Amount (000)		U.S. $ Value

Series U 2.628% (LIBOR 3 Month + 2.32%), 09/30/2027(b)(c)	U.S.$	800	$734,424
Santander Holdings USA, Inc. 4.40%, 07/13/2027		911	986,376
Santander UK Group Holdings PLC 3.373%, 01/05/2024		1,150	1,205,994
Santander UK PLC 5.00%, 11/07/2023(a)		369	404,280
Societe Generale SA 4.25%, 08/19/2026(a)		1,706	1,819,688
Standard Chartered PLC 2.27% (LIBOR 3 Month + 1.51%), 01/30/2027(a)(b)(c)		400	322,076
5.20%, 01/26/2024(a)		723	782,705
7.50%, 04/02/2022(a)(b)		453	467,704
7.75%, 04/02/2023(a)(b)		200	209,004
State Street Corp. 2.901%, 03/30/2026(a)		125	135,430
Truist Financial Corp. Series Q 5.10%, 03/01/2030(b)		1,603	1,647,115
UBS AG 4.75%, 02/12/2026(a)	EUR	135	154,327
UBS AG/London 1.75%, 04/21/2022(a)	U.S.$	500	509,320
UBS AG/Stamford CT 7.625%, 08/17/2022		1,584	1,762,533
UBS Group AG 4.125%, 09/24/2025(a)		295	334,574
7.00%, 01/31/2024-02/19/2025(a)(b)		456	486,992
US Bancorp Series J 5.30%, 04/15/2027(b)		723	733,050
Wells Fargo & Co. 2.188%, 04/30/2026		1,199	1,239,802
3.069%, 01/24/2023		1,445	1,497,714
3.75%, 01/24/2024		1,535	1,677,325

			87,555,936

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)		790	838,356

Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		252	237,540
3.30%, 01/23/2023		252	246,224
3.65%, 07/21/2027		252	223,587
4.125%, 07/03/2023		252	246,315
4.50%, 09/15/2023		740	740,614
6.50%, 07/15/2025		245	256,211
Air Lease Corp. 3.00%, 02/01/2030		73	67,657

	Principal Amount (000)		U.S. $ Value

3.875%, 07/03/2023	U.S.$	145	$147,265
4.25%, 02/01/2024		619	632,965
Series G 3.75%, 06/01/2026		49	49,442
GE Capital Funding LLC 3.45%, 05/15/2025(a)		1,247	1,305,883
GE Capital International Funding Co. Unlimited Co. 3.373%, 11/15/2025		1,206	1,257,327
4.418%, 11/15/2035		757	766,614
Synchrony Financial 4.50%, 07/23/2025		1,500	1,592,760

			7,770,404

Insurance – 0.8%
Alleghany Corp. 3.625%, 05/15/2030		1,801	1,920,929
Anthem, Inc. 3.30%, 01/15/2023		33	35,136
Centene Corp. 4.25%, 12/15/2027		293	302,230
4.625%, 12/15/2029		335	353,458
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		868	1,103,974
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)		11	11,306
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		970	1,234,141
MetLife, Inc. 3.048%, 12/15/2022		75	79,282
10.75%, 08/01/2039		25	38,651
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		377	609,583
Prudential Financial, Inc. 4.50%, 11/15/2020		86	87,255
5.20%, 03/15/2044		462	472,875
5.375%, 05/15/2045		139	145,732
5.875%, 09/15/2042		103	109,429
Voya Financial, Inc. 5.65%, 05/15/2053		395	395,039

			6,899,020

REITS – 0.5%
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023		48	48,936
Welltower, Inc. 4.00%, 06/01/2025		3,410	3,765,799

			3,814,735

			106,878,451

	Principal Amount (000)		U.S. $ Value

Utility – 0.5%
Electric – 0.5%
Colbun SA 3.15%, 03/06/2030(a)	U.S.$	200	$200,938
Duke Energy Carolinas LLC 3.90%, 06/15/2021		42	43,071
Enel Chile SA 4.875%, 06/12/2028		957	1,071,541
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(a)		1,117	1,251,040
Kentucky Utilities Co. 3.30%, 06/01/2050		732	778,841
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		342	370,680
PacifiCorp 2.70%, 09/15/2030		418	456,025

			4,172,136

Total Corporates - Investment Grade (cost $241,407,853)			257,036,531

GOVERNMENTS - TREASURIES – 20.1%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	9,375	2,249,807

Netherlands – 1.3%
Netherlands Government Bond 0.25%, 07/15/2029(a)	EUR	9,090	10,794,526

United States – 18.6%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	3,970	3,814,922
2.25%, 08/15/2046-08/15/2049		20,862	25,046,324
2.375%, 11/15/2049		4,905	6,057,675
2.50%, 02/15/2046-05/15/2046		6,259	7,761,347
2.75%, 08/15/2042		190	243,616
2.875%, 05/15/2043-11/15/2046		603	797,927
3.00%, 05/15/2042-02/15/2049		16,061	21,996,777
3.00%, 05/15/2047(d)		1,447	1,971,764
3.125%, 02/15/2043-08/15/2044		330	447,711
3.375%, 05/15/2044		646	913,121
3.50%, 02/15/2039		8,105	11,466,042
3.625%, 08/15/2043-02/15/2044		1,981	2,893,915
3.75%, 11/15/2043		295	439,043
4.375%, 02/15/2038-11/15/2039		11,639	18,283,748
4.50%, 02/15/2036		1,074	1,644,424
4.75%, 02/15/2037		1,525	2,432,375
5.25%, 11/15/2028(e)		2,645	3,659,605
5.375%, 02/15/2031		1,105	1,641,616
U.S. Treasury Notes 1.125%, 02/28/2021-09/30/2021		938	948,097
1.375%, 08/31/2020-05/31/2021		1,546	1,552,545
1.50%, 02/15/2030		9,956	10,763,369
1.625%, 11/15/2022-04/30/2023		5,679	5,909,566
1.75%, 10/31/2020-11/15/2029		5,226	5,483,006

	Principal Amount (000)		U.S. $ Value

1.875%, 04/30/2022(e)	U.S.$	2,580	$2,660,222
2.00%, 02/15/2025		36	39,181
2.125%, 08/31/2020-05/15/2025		3,135	3,286,772
2.25%, 11/15/2025-02/15/2027		2,006	2,240,091
2.625%, 02/15/2029(e)		8,921	10,454,297
2.75%, 11/15/2023		160	173,750
2.875%, 05/15/2028		2,786	3,287,915

			158,310,763

Total Governments - Treasuries (cost $146,563,951)			171,355,096

MORTGAGE PASS-THROUGHS – 13.7%
Agency Fixed Rate 30-Year – 12.7%
Federal Home Loan Mortgage Corp.
Series 2019 3.50%, 09/01/2049-11/01/2049		9,473	10,184,905
Series 2020 3.50%, 01/01/2050		2,460	2,672,854
Federal Home Loan Mortgage Corp. Gold
Series 2005 5.50%, 01/01/2035		36	41,481
Series 2007 5.50%, 07/01/2035		230	266,098
Series 2016 4.00%, 02/01/2046		2,094	2,292,634
Series 2017 4.00%, 07/01/2044		1,576	1,725,230
Series 2018 4.00%, 08/01/2048-12/01/2048		6,142	6,625,198
4.50%, 03/01/2048-11/01/2048		6,080	6,630,436
5.00%, 11/01/2048		1,119	1,246,660
Federal National Mortgage Association
Series 2003 5.50%, 04/01/2033-07/01/2033		590	680,853
Series 2004 5.50%, 02/01/2034-11/01/2034		542	630,507
Series 2005 5.50%, 02/01/2035		569	661,638
Series 2006 5.50%, 04/01/2036		115	133,877
Series 2007 5.50%, 05/01/2036-08/01/2037		143	166,668
Series 2008 5.50%, 08/01/2037		1	955
Series 2009 5.00%, 12/01/2039		25	28,636
Series 2010 4.00%, 12/01/2040		943	1,032,592
5.00%, 06/01/2040		25	29,119
Series 2012 3.50%, 02/01/2042-01/01/2043		8,487	9,295,075
Series 2013 3.50%, 04/01/2043		4,121	4,515,380
4.00%, 10/01/2043		3,139	3,439,547
Series 2015 3.00%, 05/01/2045-08/01/2045		3,652	3,869,391

	Principal Amount (000)			U.S. $ Value

Series 2017 3.50%, 11/01/2047	U.S.$	840		$886,800
Series 2018 3.50%, 11/01/2047-02/01/2048		4,074		4,294,230
4.00%, 08/01/2048-12/01/2048		8,212		8,857,654
4.50%, 09/01/2048		5,230		5,702,303
Series 2019 3.50%, 08/01/2049-11/01/2049		12,748		13,643,887
4.00%, 06/01/2049		3,994		4,326,068
Series 2020 3.50%, 01/01/2050		2,646		2,861,270
Government National Mortgage Association
Series 2016 3.00%, 04/20/2046-05/20/2046		2,084		2,214,199
Series 2019 3.00%, 07/01/2050, TBA		8,350		8,845,455

				107,801,600

Agency Fixed Rate 15-Year – 1.0%
Federal National Mortgage Association
Series 2016 2.50%, 10/01/2031-12/01/2031		5,407		5,674,174
Series 2017 2.50%, 01/01/2032-02/01/2032		3,119		3,273,116

				8,947,290

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2005 5.50%, 03/01/2025		64		70,520

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold
Series 2006 4.299% (LIBRM12 + 0.00%), 12/01/2036(c)		0	**	284
Series 2007 4.10% (LIBRM12 + 0.00%), 03/01/2037(c)		1		619
Federal National Mortgage Association
Series 2007 3.46% (LIBRM12 + 0.00%), 02/01/2037(c)		1		1,315
3.805% (LIBRM12 + 0.00%), 03/01/2037(c)		1		1,190

				3,408

Total Mortgage Pass-Throughs (cost $112,085,255)				116,822,818

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.6%
Non-Agency Fixed Rate CMBS – 7.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)		740		651,230

	Principal Amount (000)		U.S. $ Value

Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048	U.S.$	211	$225,205
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		2,005	2,244,559
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		2,808	3,025,357
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		2,495	2,633,497
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B 3.732%, 04/10/2046		1,140	1,162,001
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,468	1,558,746
Series 2015-GC35, Class A4 3.818%, 11/10/2048		630	698,247
Series 2016-C1, Class A4 3.209%, 05/10/2049		2,409	2,611,242
Series 2016-GC36, Class A5 3.616%, 02/10/2049		705	776,953
Series 2018-B2, Class A4 4.009%, 03/10/2051		1,200	1,389,091
Commercial Mortgage Trust Series 2012-CR3, Class E 4.909%, 10/15/2045(a)		889	455,552
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		401	397,415
Series 2014-UBS5, Class A4 3.838%, 09/10/2047		1,925	2,087,123
Series 2015-3BP, Class A 3.178%, 02/10/2035(a)		400	423,235
Series 2015-CR23, Class A4 3.497%, 05/10/2048		1,350	1,466,745
Series 2015-CR24, Class A5 3.696%, 08/10/2048		730	805,384
Series 2015-CR25, Class A4 3.759%, 08/10/2048		999	1,095,834
Series 2015-DC1, Class A5 3.35%, 02/10/2048		1,960	2,112,375
Series 2015-LC21, Class XA 0.848%, 07/10/2048(f)		2,345	66,662
Series 2015-PC1, Class A5 3.902%, 07/10/2050		226	249,224
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4 3.504%, 06/15/2057		675	729,750
Series 2015-C3, Class A4 3.718%, 08/15/2048		1,165	1,275,002
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,641	1,808,707
GS Mortgage Securities Trust
Series 2011-GC5, Class D 5.555%, 08/10/2044(a)		150	111,274

	Principal Amount (000)		U.S. $ Value

Series 2013-G1, Class A2 3.557%, 04/10/2031(a)	U.S.$	1,499	$1,475,661
Series 2014-GC22, Class A5 3.862%, 06/10/2047		1,532	1,656,280
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D 5.605%, 08/15/2046(a)		224	180,669
Series 2012-C6, Class E 5.324%, 05/15/2045(a)		712	421,481
Series 2012-C8, Class AS 3.424%, 10/15/2045(a)		1,897	1,933,192
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D 4.859%, 08/15/2046(a)		472	388,613
Series 2014-C21, Class A5 3.775%, 08/15/2047		1,445	1,566,728
Series 2014-C22, Class XA 0.985%, 09/15/2047(f)		5,790	164,826
Series 2015-C30, Class A5 3.822%, 07/15/2048		725	799,629
Series 2015-C31, Class A3 3.801%, 08/15/2048		1,903	2,099,061
Series 2015-C31, Class B 4.773%, 08/15/2048		725	765,547
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.211%, 09/15/2050(f)		10,115	526,922
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		258	149,335
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		1,099	1,117,124
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5 3.892%, 06/15/2047		1,345	1,448,406
Series 2014-C19, Class D 3.25%, 12/15/2047(a)		603	445,689
Series 2015-C22, Class A4 3.306%, 04/15/2048		2,000	2,133,331
Series 2015-C25, Class XA 1.235%, 10/15/2048(f)		2,174	88,706
Morgan Stanley Capital I Trust
Series 2011-C1, Class D 5.684%, 09/15/2047(a)		300	297,819
Series 2016-UB12, Class A4 3.596%, 12/15/2049		1,105	1,215,810
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B 3.933%, 10/10/2048		1,190	1,207,986
UBS Commercial Mortgage Trust
Series 2012-C1, Class AS 4.171%, 05/10/2045		1,250	1,287,675

	Principal Amount (000)		U.S. $ Value

Series 2018-C8, Class A4 3.983%, 02/15/2051	U.S.$	1,320	$1,510,822
Series 2018-C9, Class A4 4.117%, 03/15/2051		2,100	2,392,442
Series 2018-C10, Class A4 4.313%, 05/15/2051		1,350	1,574,893
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,348	2,416,165
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C 4.613%, 09/15/2048		975	874,025
Series 2016-NXS6, Class C 4.458%, 11/15/2049		1,030	933,000
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class AS 3.931%, 11/15/2047		356	375,542
Series 2014-C25, Class A5 3.631%, 11/15/2047		2,100	2,262,918

			63,770,707

Non-Agency Floating Rate CMBS – 2.1%
Ashford Hospitality Trust
Series 2018-ASHF, Class A 1.085% (LIBOR 1 Month + 0.90%), 04/15/2035(a)(c)		909	843,403
Series 2018-KEYS, Class A 1.185% (LIBOR 1 Month + 1.00%), 06/15/2035(a)(c)		1,500	1,391,030
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.185% (LIBOR 1 Month + 1.00%), 11/15/2033(c)(g)		2,435	2,286,819
BFLD Series 2019-DPLO, Class D 2.025% (LIBOR 1 Month + 1.84%), 10/15/2034(a)(c)		640	569,473
BHMS Series 2018-ATLS, Class A 1.435% (LIBOR 1 Month + 1.25%), 07/15/2035(c)(g)		1,200	1,136,481
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 1.005% (LIBOR 1 Month + 0.82%), 06/15/2035(a)(c)		900	848,143
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.185% (LIBOR 1 Month + 1.00%), 04/15/2034(a)(c)		1,042	1,000,350
BX Trust Series 2018-EXCL, Class A 1.272% (LIBOR 1 Month + 1.09%), 09/15/2037(a)(c)		1,329	1,183,241

	Principal Amount (000)		U.S. $ Value

CLNY Trust Series 2019-IKPR, Class D 2.21% (LIBOR 1 Month + 2.03%), 11/15/2038(a)(c)	U.S.$	1,450	$1,217,654
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.224% (LIBOR 1 Month + 1.03%), 12/19/2030(a)(c)		1,272	1,208,128
Great Wolf Trust Series 2019-WOLF, Class A 1.219% (LIBOR 1 Month + 1.03%), 12/15/2036(a)(c)		1,433	1,376,146
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A 1.385% (LIBOR 1 Month + 1.20%), 06/15/2038(a)(c)		738	705,175
Series 2019-SMP, Class A 1.335% (LIBOR 1 Month + 1.15%), 08/15/2032(a)(c)		870	826,417
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.045% (LIBOR 1 Month + 1.85%), 01/16/2037(a)(c)		223	202,163
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.135% (LIBOR 1 Month + 1.95%), 11/15/2026(c)(g)		391	354,727
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A 0.968% (LIBOR 1 Month + 0.78%), 07/15/2033(a)(c)		800	778,077
Series 2019-MILE, Class A 1.685% (LIBOR 1 Month + 1.50%), 07/15/2036(a)(c)		666	652,871
Starwood Retail Property Trust Series 2014-STAR, Class A 1.655% (LIBOR 1 Month + 1.47%), 11/15/2027(a)(c)		1,852	1,414,537

			17,994,835

Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K021, Class A1 1.603%, 01/25/2022		23	23,660
Series K025, Class A1 1.875%, 04/25/2022		29	29,331

			52,991

Total Commercial Mortgage-Backed Securities (cost $81,669,734)			81,818,533

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
Risk Share Floating Rate – 4.5%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B 1.535% (LIBOR 1 Month + 1.35%), 08/25/2028(a)(c)	U.S.$	203	$202,177
Series 2018-3A, Class M1B 2.035% (LIBOR 1 Month + 1.85%), 10/25/2028(a)(c)		475	470,224
Series 2019-1A, Class M1B 1.935% (LIBOR 1 Month + 1.75%), 03/25/2029(a)(c)		1,425	1,326,595
Series 2019-2A, Class M1C 2.185% (LIBOR 1 Month + 2.00%), 04/25/2029(a)(c)		999	982,206
Series 2019-3A, Class M1B 1.785% (LIBOR 1 Month + 1.60%), 07/25/2029(a)(c)		915	886,225
Series 2019-3A, Class M1C 2.135% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(c)		300	279,673
Series 2019-4A, Class M1B 2.185% (LIBOR 1 Month + 2.00%), 10/25/2029(a)(c)		1,340	1,288,842
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2 2.585% (LIBOR 1 Month + 2.40%), 04/25/2031(a)(c)		553	546,513
Series 2019-R02, Class 1M2 2.485% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(c)		968	953,099
Series 2019-R03, Class 1M2 2.335% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(c)		1,017	1,004,634
Series 2019-R04, Class 2M2 2.285% (LIBOR 1 Month + 2.10%), 06/25/2039(a)(c)		878	852,420
Series 2019-R05, Class 1M2 2.185% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(c)		510	499,182
Series 2019-R06, Class 2M2 2.285% (LIBOR 1 Month + 2.10%), 09/25/2039(a)(c)		989	959,048
Series 2019-R07, Class 1M2 2.285% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(c)		1,800	1,744,779
Series 2020-R02, Class 2M1 0.935% (LIBOR 1 Month + 0.75%), 01/25/2040(a)(c)		497	492,061
Eagle Re Ltd.
Series 2018-1, Class M2 3.185% (LIBOR 1 Month + 3.00%), 11/25/2028(a)(c)		217	206,469
Series 2020-1, Class M1A 1.085% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (c)		1,700	1,674,896

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M3 4.085% (LIBOR 1 Month + 3.90%), 12/25/2027(c)	U.S.$	985	$1,001,008
Series 2015-HQ1, Class M3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2025(c)		103	104,520
Series 2015-HQ2, Class M2 2.135% (LIBOR 1 Month + 1.95%), 05/25/2025(c)		68	68,056
Series 2016-DNA2, Class M3 4.835% (LIBOR 1 Month + 4.65%), 10/25/2028(c)		214	222,263
Series 2016-DNA4, Class M2 1.485% (LIBOR 1 Month + 1.30%), 03/25/2029(c)		16	16,472
Series 2016-DNA4, Class M3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2029(c)		550	555,511
Series 2016-HQA4, Class M3 4.085% (LIBOR 1 Month + 3.90%), 04/25/2029(c)		890	916,095
Series 2017-DNA2, Class M2 3.635% (LIBOR 1 Month + 3.45%), 10/25/2029(c)		490	496,595
Series 2017-DNA3, Class M2 2.685% (LIBOR 1 Month + 2.50%), 03/25/2030(c)		970	974,774
Series 2017-HQA2, Class M2 2.835% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		330	327,143
Series 2019-DNA3, Class M2 2.235% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(c)		117	114,229
Series 2019-DNA4, Class M2 2.135% (LIBOR 1 Month + 1.95%), 10/25/2049(a)(c)		1,248	1,223,043
Series 2019-FTR2, Class M2 2.335% (LIBOR 1 Month + 2.15%), 11/25/2048(a)(c)		728	687,224
Series 2020-HQA2, Class M1 1.285% (LIBOR 1 Month + 1.10%), 03/25/2050(a)(c)		1,169	1,164,377
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C01, Class 1M2 4.485% (LIBOR 1 Month + 4.30%), 02/25/2025(c)		1,087	1,095,444
Series 2015-C01, Class 2M2 4.735% (LIBOR 1 Month + 4.55%), 02/25/2025(c)		233	233,140

	Principal Amount (000)		U.S. $ Value

Series 2015-C02, Class 1M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	U.S.$	655	$661,061
Series 2015-C02, Class 2M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		264	266,069
Series 2015-C03, Class 1M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		613	625,420
Series 2015-C03, Class 2M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		491	501,325
Series 2015-C04, Class 1M2 5.885% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		202	212,115
Series 2015-C04, Class 2M2 5.735% (LIBOR 1 Month + 5.55%), 04/25/2028(c)		505	534,747
Series 2016-C05, Class 2M2 4.635% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		1,813	1,852,747
Series 2016-C06, Class 1M2 4.435% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		446	466,276
Series 2017-C01, Class 1M2 3.735% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		1,011	1,028,140
Series 2017-C03, Class 1M2 3.185% (LIBOR 1 Month + 3.00%), 10/25/2029(c)		440	442,516
Series 2017-C07, Class 2M2 2.685% (LIBOR 1 Month + 2.50%), 05/25/2030(c)		525	516,032
Home Re Ltd. Series 2018-1, Class M1 1.785% (LIBOR 1 Month + 1.60%), 10/25/2028(a)(c)		198	197,875
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2024(c)(g)		138	126,964
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.085% (LIBOR 1 Month + 1.90%), 11/26/2029(a)(c)		1,158	1,127,409
Oaktown Re III Ltd. Series 2019-1A, Class M1B 2.135% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(c)		486	476,441
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.184% (LIBOR 1 Month + 2.00%), 03/27/2024(c)(g)		432	393,558

	Principal Amount (000)		U.S. $ Value

Series 2019-2R, Class A
2.934% (LIBOR 1 Month + 2.75%), 05/27/2023(c)(g)	U.S.$	953	$896,985
Series 2019-3R, Class A 2.884% (LIBOR 1 Month + 2.70%), 10/27/2022(c)(g)		291	275,570
Series 2020-1R, Class A 2.534% (LIBOR 1 Month + 2.35%), 02/27/2023(c)(g)		1,096	986,291
Radnor Re Ltd.
Series 2019-1, Class M1B 2.135% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(c)		909	900,396
Series 2019-2, Class M1B 1.935% (LIBOR 1 Month + 1.75%), 06/25/2029(a)(c)		1,076	1,062,489
Series 2020-1, Class M1A 1.135% (LIBOR 1 Month + 0.95%), 02/25/2030(a)(c)		536	529,294
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 5.435% (LIBOR 1 Month + 5.25%), 11/25/2025(c)(g)		508	463,493
Series 2015-WF1, Class 2M2 5.685% (LIBOR 1 Month + 5.50%), 11/25/2025(c)(g)		156	143,530

			38,255,680

Agency Floating Rate – 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS 5.915% (6.10% – LIBOR 1 Month), 12/15/2044(c)(h)		2,743	567,195
Series 4693, Class SL 5.965% (6.15% – LIBOR 1 Month), 06/15/2047(c)(h)		2,741	628,377
Series 4727, Class SA 6.015% (6.20% – LIBOR 1 Month), 11/15/2047(c)(h)		2,480	490,131
Series 4954, Class SL 5.865% (6.05% – LIBOR 1 Month), 02/25/2050(c)(h)		4,634	889,659
Federal National Mortgage Association REMICs
Series 2011-131, Class ST 6.356% (6.54% – LIBOR 1 Month), 12/25/2041(c)(h)		1,449	346,433
Series 2012-70, Class SA 6.366% (6.55% – LIBOR 1 Month), 07/25/2042(c)(h)		2,573	667,746
Series 2016-106, Class ES 5.816% (6.00% – LIBOR 1 Month), 01/25/2047(c)(h)		2,639	498,512
Series 2017-16, Class SG 5.866% (6.05% – LIBOR 1 Month), 03/25/2047(c)(h)		2,761	563,138

	Principal Amount (000)		U.S. $ Value

Series 2017-73, Class SA 5.966% (6.15% – LIBOR 1 Month), 09/25/2047(c)(h)	U.S.$	3,235	$733,674
Series 2017-97, Class LS 6.016% (6.20% – LIBOR 1 Month), 12/25/2047(c)(h)		2,299	588,465
Series 2017-97, Class SW 6.016% (6.20% – LIBOR 1 Month), 12/25/2047(c)(h)		2,153	550,898
Government National Mortgage Association
Series 2017-43, Class ST 5.91% (6.10% – LIBOR 1 Month), 03/20/2047(c)(h)		3,357	634,855
Series 2017-65, Class ST 5.96% (6.15% – LIBOR 1 Month), 04/20/2047(c)(h)		3,074	651,575
Series 2017-134, Class SE 6.01% (6.20% – LIBOR 1 Month), 09/20/2047(c)(h)		2,409	392,178

			8,202,836

Non-Agency Fixed Rate – 0.2%
Alternative Loan Trust
Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		100	89,154
Series 2006-24CB, Class A16 5.75%, 08/25/2036		515	398,023
Series 2006-28CB, Class A14 6.25%, 10/25/2036		381	287,903
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		258	231,649
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		103	71,644
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		395	282,820

			1,361,193

Non-Agency Floating Rate – 0.1%
Chase Mortgage Reference Notes Series 2019-CL1, Class M3 2.285% (LIBOR 1 Month + 2.10%), 04/25/2047(a)(c)		384	352,619
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.375% (LIBOR 1 Month + 0.19%), 12/25/2036(c)		1,095	514,821

	Principal Amount (000)		U.S. $ Value

HomeBanc Mortgage Trust Series 2005-1, Class A1 0.435% (LIBOR 1 Month + 0.25%), 03/25/2035(c)	U.S.$	291	$248,090

			1,115,530

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.708%, 05/28/2035		323	296,490

Total Collateralized Mortgage Obligations (cost $49,731,113)			49,231,729

ASSET-BACKED SECURITIES – 3.3%
Autos - Fixed Rate – 1.8%
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A 2.99%, 06/20/2022(a)		742	737,231
Series 2018-1A, Class A 3.70%, 09/20/2024(a)		1,700	1,711,686
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		1,680	1,695,402
Exeter Automobile Receivables Trust
Series 2016-1A, Class D 8.20%, 02/15/2023(a)		431	436,015
Series 2019-2A, Class A 2.93%, 07/15/2022(a)		178	178,233
First Investors Auto Owner Trust
Series 2019-1A, Class B 3.02%, 03/17/2025(a)		1,700	1,741,771
Series 2020-1A, Class A 1.49%, 01/15/2025(a)		1,165	1,177,220
Flagship Credit Auto Trust
Series 2016-2, Class D 8.56%, 11/15/2023(a)		620	645,926
Series 2016-4, Class D 3.89%, 11/15/2022(a)		570	577,983
Series 2017-4, Class A 2.07%, 04/15/2022(a)		4	4,341
Ford Credit Auto Owner Trust Series 2016-1, Class A 2.31%, 08/15/2027(a)		1,232	1,243,483
Hertz Vehicle Financing II LP
Series 2017-1A, Class A 2.96%, 10/25/2021(a)		1,209	1,197,684
Series 2018-1A, Class A 3.29%, 02/25/2024(a)		572	566,851
Series 2019-1A, Class A 3.71%, 03/25/2023(a)		1,544	1,527,978
Series 2019-2A, Class A 3.42%, 05/25/2025(a)		1,048	1,036,610

	Principal Amount (000)		U.S. $ Value

Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(a)	U.S.$	1,047	$1,036,934

			15,515,348

Other ABS - Fixed Rate – 0.9%
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 07/15/2025(a)		56	55,512
Marlette Funding Trust
Series 2018-3A, Class A 3.20%, 09/15/2028(a)		14	14,132
Series 2018-4A, Class A 3.71%, 12/15/2028(a)		364	367,137
Series 2019-1A, Class A 3.44%, 04/16/2029(a)		373	376,088
Series 2019-3A, Class A 2.69%, 09/17/2029(a)		905	910,142
Series 2020-1A, Class A 2.24%, 03/15/2030(a)		397	398,241
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(a)		368	369,290
SBA Tower Trust Series 2015-1A,Class C 3.156%, 10/08/2020(a)		1,340	1,341,394
SoFi Consumer Loan Program LLC
Series 2016-2, Class A 3.09%, 10/27/2025(a)		14	14,276
Series 2016-3, Class A 3.05%, 12/26/2025(a)		13	12,706
Series 2017-2, Class A 3.28%, 02/25/2026(a)		75	75,054
Series 2017-5, Class A2 2.78%, 09/25/2026(a)		689	695,962
Series 2017-6, Class A2 2.82%, 11/25/2026(a)		560	563,519
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2 3.67%, 08/25/2027(a)		894	905,027
Series 2019-1, Class A 3.24%, 02/25/2028(a)		525	530,151
Series 2019-3, Class A 2.90%, 05/25/2028(a)		737	746,906

			7,375,537

Credit Cards - Fixed Rate – 0.6%
Chase Issuance Trust Series 2012-A7, Class A7 2.16%, 09/15/2024		200	207,531

	Principal Amount (000)			U.S. $ Value

World Financial Network Credit Card Master Trust
Series 2018-A, Class A 3.07%, 12/16/2024	U.S.$	2,100		$2,127,523
Series 2018-B, Class M 3.81%, 07/15/2025		1,100		1,112,735
Series 2019-B, Class M 3.04%, 04/15/2026		1,600		1,613,114

				5,060,903

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.31% (LIBOR 1 Month + 1.13%), 12/25/2032(c)		101		98,190
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 0.485% (LIBOR 1 Month + 0.30%), 04/25/2034(c)		57		54,238

				152,428

Home Equity Loans - Fixed Rate – 0.0%
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%, 01/25/2033		0	**	0

Total Asset-Backed Securities (cost $27,908,443)				28,104,216

INFLATION-LINKED SECURITIES – 3.2%
Japan – 0.7%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	648,925		5,982,908

United States – 2.5%
U.S. Treasury Inflation Index
0.125%, 07/15/2026(TIPS)	U.S.$	7,091		7,531,352
0.375%, 07/15/2025(TIPS)		11,266		12,030,003
0.75%, 07/15/2028(TIPS)		1,604		1,808,464

				21,369,819

Total Inflation-Linked Securities (cost $25,833,199)				27,352,727

AGENCIES – 2.6%
Agency Debentures – 2.6%
Federal Home Loan Bank 1.875%, 07/07/2021		3,365		3,422,609
2.50%, 02/13/2024		1,465		1,580,339
Federal National Mortgage Association 6.25%, 05/15/2029		355		514,455
6.625%, 11/15/2030		260		402,566
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/2020		16,374		16,370,398

Total Agencies (cost $21,982,739)				22,290,367

	Principal Amount (000)			U.S. $ Value

EMERGING MARKETS - TREASURIES – 1.7%
South Africa – 1.7%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $14,047,249)		ZAR	272,934	$14,497,865

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO - Floating Rate – 1.2%
Dryden CLO Ltd.
Series 2020-77A, Class A 2.374% (LIBOR 3 Month + 2.00%), 05/20/2031(a)(c)	U.S.$		1,000	1,002,467
Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(c)			1,260	1,188,259
Series 2020-78A, Class D 4.267% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(c)			400	354,700
Elevation CLO Ltd. Series 2020-11A, Class C 3.523% (LIBOR 3 Month + 2.20%), 04/15/2033 (a)(c)			1,080	1,042,153
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class A 2.308% (LIBOR 3 Month + 1.90%), 04/20/2031(a)(c)			1,415	1,418,518
Kayne CLO Ltd. Series 2020-7A, Class C 3.407% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(c)			570	549,382
Magnetite CLO Ltd. Series 2020-26A, Class A 1.949% (LIBOR 3 Month + 1.75%), 07/15/2030(a)(c)			2,229	2,230,494
OCP CLO Ltd. Series 2020-18A, Class A 2.053% (LIBOR 3 Month + 1.80%), 04/20/2030(a)(c)			1,500	1,502,966
SCFF I Ltd. Series 2020-1A, Class A2A 4.111% (LIBOR 3 Month + 3.25%), 04/15/2031(a)(c)			630	629,861
Voya CLO Ltd. Series 2019-1A, Class DR 4.069% (LIBOR 3 Month + 2.85%), 04/15/2031(a)(c)			480	423,951

Total Collateralized Loan Obligations (cost $10,553,938)				10,342,751

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Financial Institutions – 0.7%
Banking – 0.7%
Credit Suisse Group AG 6.375%, 08/21/2026(a)(b)	U.S.$	355	$360,361
7.50%, 07/17/2023(a)(b)		2,571	2,651,241
Discover Financial Services Series D 6.125%, 06/23/2025(b)		2,516	2,590,700
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		757	777,651

			6,379,953

Industrial – 0.4%
Capital Goods – 0.1%
TransDigm, Inc. 6.25%, 03/15/2026(a)		705	702,927

Communications - Media – 0.0%
Ziggo BV 5.50%, 01/15/2027(a)		236	238,724

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	228	253,563
Ford Motor Credit Co. LLC 4.063%, 11/01/2024	U.S.$	900	857,655

			1,111,218

Consumer Cyclical - Other – 0.1%
International Game Technology PLC 6.50%, 02/15/2025(a)		890	909,224

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		491	433,479

			3,395,572

Total Corporates - Non-Investment Grade (cost $9,821,410)			9,775,525

GOVERNMENTS - SOVEREIGN BONDS – 1.0%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		696	691,128

Israel – 0.1%
Israel Government International Bond 3.875%, 07/03/2050		928	1,100,260

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		989	1,060,208

	Principal Amount (000)		U.S. $ Value

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026	U.S.$	493	$512,104

Qatar – 0.1%
Qatar Government International Bond 3.40%, 04/16/2025(a)		1,029	1,121,610

Saudi Arabia – 0.2%
Saudi Government International Bond 2.90%, 10/22/2025(a)		1,534	1,626,040

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond
2.50%, 04/16/2025(a)		892	926,565
3.875%, 04/16/2050(a)		746	879,347

			1,805,912

Uruguay – 0.1%
Uruguay Government International Bond 4.375%, 01/23/2031		360	420,095

Total Governments - Sovereign Bonds (cost $7,670,202)			8,337,357

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.7%
Capital Goods – 0.2%
Cemex SAB de CV 7.375%, 06/05/2027(a)		371	374,193
Embraer Netherlands Finance BV 5.40%, 02/01/2027		1,025	907,125
Odebrecht Finance Ltd. 5.25%, 06/27/2029(a)(i)(j)		656	26,240

			1,307,558

Communications - Media – 0.3%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		645	582,113
Weibo Corp. 3.375%, 07/08/2030		1,973	1,959,919

			2,542,032

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		527	508,555
BRF SA 3.95%, 05/22/2023(a)		370	366,647

			875,202

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(a)		672	708,960

			5,433,752

	Principal Amount (000)		U.S. $ Value

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(g)	U.S.$	117	$114,930

Total Emerging Markets - Corporate Bonds (cost $6,329,854)			5,548,682

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.15%, 01/14/2030(a)		905	942,331
3.75%, 01/15/2031(a)		202	219,675
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		200	215,150

			1,377,156

Indonesia – 0.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		591	634,545
Pertamina Persero PT 6.45%, 05/30/2044(a)		850	1,083,485
Perusahaan Listrik Negara PT 5.45%, 05/21/2028(a)		447	516,145
6.15%, 05/21/2048(a)		200	249,125

			2,483,300

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050 (a)		448	569,359

Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047		996	764,679
6.84%, 01/23/2030(a)		356	311,889

			1,076,568

Total Quasi-Sovereigns (cost $5,191,752)			5,506,383

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
State of California
5.70%, 11/01/2021		1,255	1,340,541
Series 2010 7.625%, 03/01/2040		2,040	3,600,987

Total Local Governments - US Municipal Bonds (cost $3,475,613)			4,941,528

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.2%
Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025	U.S.$	1,117	$1,101,362

Egypt – 0.1%
Egypt Government International Bond 6.125%, 01/31/2022(a)		405	414,745

Total Emerging Markets - Sovereigns (cost $1,515,646)			1,516,107

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Preference Shares)(i)(k)(l) (cost $521,000)		521	506,776

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 6.3%
U.S. Treasury Bills – 4.8%
U.S. Treasury Bill Zero Coupon, 08/13/2020-09/10/2020 (cost $41,172,559)	U.S.$	41,185	41,174,322

	Shares

Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(m)(n)(o) (cost $11,660,896)		11,660,896	11,660,896

	Principal Amount (000)

Short-Term Municipal Notes – 0.1%
New York – 0.1%
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021 (cost $516,627)	U.S.$	500	517,590

Total Short-Term Investments (cost $53,350,082)			53,352,808

Total Investments – 102.0% (cost $819,659,033)(p)			868,337,799
Other assets less liabilities – (2.0)%			(17,333,859)

Net Assets – 100.0%			$851,003,940

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	1	September 2020	$140,662	$(141)
U.S. 10 Yr Ultra Futures	83	September 2020	13,071,203	100,369
U.S. T-Note 2 Yr (CBT) Futures	1,021	September 2020	225,465,517	54,181
U.S. T-Note 10 Yr (CBT) Futures	62	September 2020	8,628,656	23,437
U.S. Ultra Bond (CBT) Futures	7	September 2020	1,527,094	17,427
Sold Contracts
10 Yr Japan Bond (OSE) Futures	5	September 2020	7,036,351	5,308
U.S. T-Note 5 Yr (CBT) Futures	2	September 2020	251,484	(393)

				$200,188

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	ZAR	15,407	USD	914	07/17/2020	$27,557
Citibank, NA	ZAR	12,757	USD	688	07/17/2020	(45,701)
Goldman Sachs Bank USA	ZAR	15,240	USD	915	07/17/2020	38,125
Goldman Sachs Bank USA	ZAR	84,040	USD	4,818	07/17/2020	(16,875)
Goldman Sachs Bank USA	CAD	1,348	USD	972	08/06/2020	(21,023)
Goldman Sachs Bank USA	MYR	9,719	USD	2,367	08/13/2020	103,810
HSBC Bank USA	ZAR	36,451	USD	1,951	07/17/2020	(145,819)
JPMorgan Chase Bank, NA	ZAR	9,445	USD	556	07/17/2020	12,669
Morgan Stanley & Co., Inc.	EUR	10,929	USD	12,357	08/06/2020	68,980
Morgan Stanley & Co., Inc.	JPY	665,190	USD	6,110	08/07/2020	(52,978)
State Street Bank & Trust Co.	USD	11	SEK	106	07/15/2020	16
State Street Bank & Trust Co.	ZAR	9,412	USD	550	07/17/2020	8,397
State Street Bank & Trust Co.	ZAR	72,391	USD	3,958	07/17/2020	(206,900)

						$(229,742)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	(5.00)%	Quarterly	5.22%	USD	10,954	$86,578	$48,149	$38,429
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	5.22	USD	668	(3,479)	(4,314)	835

						$83,099	$43,835	$39,264

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	70,000	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$656,025	$277	$655,748
SEK	307,100	08/30/2024	3 Month STIBOR	-0.165%	Quarterly/ Annual	(338,224)	202	(338,426)
CAD	8,355	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	350,823	17	350,806
JPY	2,858,880	12/13/2029	6 Month LIBOR	0.080%	Semi-Annual/ Semi-Annual	112,351	9	112,342
USD	4,950	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(537,219)	—	(537,219)
CAD	1,780	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(284,901)	6	(284,907)

						$(41,145)	$511	$(41,656)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	7.48%	USD	804	$155,963	$63,377	$92,586
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	1,608	311,926	119,344	192,582
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	1,608	311,925	115,279	196,646
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	1,980	384,087	137,157	246,930
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	400	77,593	26,960	50,633
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	400	77,593	26,960	50,633

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	7.48%	USD	380	$73,713	$26,186	$47,527
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	997	193,318	176,391	16,927
Morgan Stanley & Co. International plc
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	1.00	Monthly	7.51	USD	1,063	(443)	221,296	(221,739)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,650	(831,215)	(233,655)	(597,560)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	4,000	(1,249,600)	(490,147)	(759,453)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	196	(61,231)	(19,696)	(41,535)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5,000	(1,562,000)	(391,236)	(1,170,764)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	345	(107,778)	(45,206)	(62,572)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	325	(101,530)	(43,596)	(57,934)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	297	(92,783)	(45,047)	(47,736)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	58	(18,119)	(9,230)	(8,889)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	385	(120,274)	(56,688)	(63,586)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	567	(177,178)	(64,132)	(113,046)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	804	(251,237)	(90,939)	(160,298)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,134	(354,356)	(125,431)	(228,925)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	1,608	$(502,473)	$(177,860)	$(324,613)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,134	(354,356)	(122,968)	(231,388)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,298	(405,604)	(137,461)	(268,143)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,215	(379,667)	(129,327)	(250,340)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	450	(140,617)	(47,838)	(92,779)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	396	(123,744)	(49,640)	(74,104)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	340	(106,244)	(42,620)	(63,624)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	554	(173,116)	(69,446)	(103,670)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	390	(121,869)	(50,498)	(71,371)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	81	(25,311)	(10,306)	(15,005)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	913	(285,373)	(108,775)	(176,598)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	274	(85,643)	(32,644)	(52,999)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,200	(374,981)	(119,440)	(255,541)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	388	(121,211)	(22,830)	(98,381)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,127	(352,075)	(90,295)	(261,780)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	251	(78,412)	(20,110)	(58,302)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	324	$(101,218)	$(26,511)	$(74,707)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	629	(196,500)	(59,292)	(137,208)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	165	(51,560)	(20,225)	(31,335)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	5	(1,562)	(617)	(945)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	417	(130,270)	(61,120)	(69,150)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	914	(285,534)	(58,418)	(227,116)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	240	(74,976)	(16,394)	(58,582)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	1,460	(186,685)	(28,217)	(158,468)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	45	(14,058)	(5,212)	(8,846)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	278	(86,847)	(34,610)	(52,237)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	610	(190,564)	(68,937)	(121,627)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	610	(190,564)	(68,910)	(121,654)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	457	(142,767)	(48,642)	(94,125)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	896	(279,910)	(72,814)	(207,096)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	984	(307,401)	(111,940)	(195,461)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	950	(296,780)	(71,754)	(225,026)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	31	$(9,687)	$(3,928)	$(5,759)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	268	(83,723)	(22,880)	(60,843)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	22	(6,873)	(1,948)	(4,925)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	45	(14,058)	(4,058)	(10,000)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	45	(14,058)	(4,391)	(9,667)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	89	(27,804)	(9,493)	(18,311)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	446	(139,331)	(59,970)	(79,361)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	306	(95,594)	(32,210)	(63,384)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	325	(101,530)	(49,359)	(52,171)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	322	(100,593)	(51,997)	(48,596)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	448	(139,955)	(73,385)	(66,570)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	28	(8,748)	(4,202)	(4,546)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	239	(74,664)	(22,974)	(51,690)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	56	(17,494)	(5,397)	(12,097)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	138	(43,112)	(17,399)	(25,713)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	975	(304,590)	(118,135)	(186,455)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	338	$(105,591)	$(41,315)	$(64,276)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	59	(18,431)	(5,688)	(12,743)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,200	(374,880)	(157,928)	(216,952)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	369	(115,275)	(25,708)	(89,567)

						$(11,305,509)	$(3,400,089)	$(7,905,420)

*	Termination date

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $170,460,863 or 20.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	IO - Interest Only.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.84% of net assets as of June 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.185%, 11/15/2033	12/04/2017	$2,435,000	$2,286,819	0.27%
BHMS Series 2018-ATLS, Class A 1.435%, 07/15/2035	07/13/2018	1,199,540	1,136,481	0.13%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.435%, 11/25/2024	11/06/2015	136,525	126,964	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.135%, 11/15/2026	11/16/2015	389,855	354,727	0.04%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.184%, 03/27/2024	03/21/2019	432,057	393,558	0.05%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.934%, 05/27/2023	06/07/2019	$952,971	$896,985	0.11%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.884%, 10/27/2022	10/11/2019	291,030	275,570	0.03%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.534%, 02/27/2023	02/11/2020	1,096,301	986,291	0.12%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	117,000	114,930	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.435%, 11/25/2025	09/28/2015	507,647	463,493	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.685%, 11/25/2025	09/28/2015	154,764	143,530	0.02%

(h)	Inverse interest only security.
(i)	Non-income producing security.
(j)	Defaulted.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd.(Preference Shares)	12/30/14	$521,000	$506,776	0.06%

(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,883,896 and gross unrealized depreciation of investments was $(18,142,496), resulting in net unrealized appreciation of $40,741,400.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

JPY – Japanese Yen

MYR – Malaysian Ringgit

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rates

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$257,036,531	$—	$257,036,531
Governments - Treasuries	—	171,355,096	—	171,355,096
Mortgage Pass-Throughs	—	116,822,818	—	116,822,818
Commercial Mortgage-Backed Securities	—	81,818,533	—	81,818,533
Collateralized Mortgage Obligations	—	49,231,729	—	49,231,729
Asset-Backed Securities	—	28,104,216	—	28,104,216
Inflation-Linked Securities	—	27,352,727	—	27,352,727
Agencies	—	22,290,367	—	22,290,367
Emerging Markets - Treasuries	—	14,497,865	—	14,497,865
Collateralized Loan Obligations	—	10,342,751	—	10,342,751
Corporates - Non-Investment Grade	—	9,775,525	—	9,775,525
Governments - Sovereign Bonds	—	8,337,357	—	8,337,357
Emerging Markets - Corporate Bonds	—	5,548,682	—	5,548,682
Quasi-Sovereigns	—	5,506,383	—	5,506,383
Local Governments - US Municipal Bonds	—	4,941,528	—	4,941,528
Emerging Markets - Sovereigns	—	1,516,107	—	1,516,107
Common Stocks	—	—	506,776	506,776
Short-Term Investments:
U.S. Treasury Bills	—	41,174,322	—	41,174,322
Investment Companies	11,660,896	—	—	11,660,896
Short-Term Municipal Notes	—	517,590	—	517,590

Total Investments in Securities	11,660,896	856,170,127	506,776	868,337,799
Other Financial Instruments(a):
Assets:
Futures	200,722	—	—	200,722
Forward Currency Exchange Contracts	—	259,554	—	259,554
Centrally Cleared Credit Default Swaps	—	86,578	—	86,578
Centrally Cleared Interest Rate Swaps	—	1,119,199	—	1,119,199
Credit Default Swaps	—	1,586,118	—	1,586,118
Liabilities:
Futures	(534)	—	—	(534)
Forward Currency Exchange Contracts	—	(489,296)	—	(489,296)
Centrally Cleared Credit Default Swaps	—	(3,479)	—	(3,479)
Centrally Cleared Interest Rate Swaps	—	(1,160,344)	—	(1,160,344)
Credit Default Swaps	—	(12,891,627)	—	(12,891,627)

Total	$11,861,084	$844,676,830	$506,776	$857,044,690 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Amounts of $12,844,966 and $310,151 for Asset-Backed Securities and Collateralized Mortgage Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,529	$358,414	$354,282	$11,661	$72